Shareholder Report, Line Graph (Details) 190128_Opus Small Cap Value ETF_TF_TSR Annual {TF} - USD ($)									12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Jul. 17, 2018	Apr. 30, 2026
Opus Small Cap Value ETF
Account Value [Line Items]
Line Graph and Table Measure Name									Opus Small Cap Value ETF NAV
Accumulated Value	$ 15,125	$ 14,752	$ 13,200	$ 13,252	$ 13,840	$ 8,465	$ 10,134	$ 10,000	$ 18,423
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500 TR
Accumulated Value	22,180	19,787	16,131	15,712	15,679	10,740	10,648	10,000	$ 29,067
S&P SmallCap 600 Value TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P SmallCap 600 Value TR
Accumulated Value	$ 12,442	$ 12,766	$ 11,935	$ 12,301	$ 12,906	$ 7,072	$ 9,360	$ 9,999	$ 17,826